Business Segment Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member] | Chief Executive Officer [Member]
Business Segment Information (Details) [Line Items]
Number of operating segments	2	2